NOTES PAYABLE (Tables)	12 Months Ended
Sep. 30, 2016
Notes Payable Tables
NOTES PAYABLE
September 30,	2016	2015	2014
Promissory Notes Issued and outstanding, net of repayments and conversions:	$1,497,576	$1,096,523	$916,750
Interest accrued	614,525	459,795	411,766
Promissory Notes Payable	$2,112,101	$1,556,318	1,328,516